S000061338 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	94 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.22%	8.92%	7.55%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	29.91%	7.47%	6.47%
Performance Inception Date			Mar. 05, 2018
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	26.88%	6.20%	5.51%
Performance Inception Date			Mar. 05, 2018
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.21%	5.70%	5.03%
Performance Inception Date			Mar. 05, 2018
Class Inst
Prospectus [Line Items]
Average Annual Return, Percent	38.27%	9.04%	7.56%
Performance Inception Date			Mar. 05, 2018
Class Inst2
Prospectus [Line Items]
Average Annual Return, Percent	38.30%	9.10%	7.64%
Performance Inception Date			Mar. 05, 2018
Class Inst3
Prospectus [Line Items]
Average Annual Return, Percent	38.35%	9.18%	7.71%
Performance Inception Date			Mar. 05, 2018